INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVENTORY
Work in process	$ 17,497,978	$ 6,226,109
Finished goods	1,620,964	257,399
Total cultivation and production inventory	19,118,942	6,483,508
Cannabis inventory at retail	7,313,875	5,245,010
Supplies and others	1,825,125	1,990,322
Total inventory	28,257,942	13,718,840
Amount of inventory included in cost of goods sold	61,521,079	36,136,990
Inventory write-downs	$ 0	0
Incremental costs to acquire inventory in a business combination		$ 3,764,678